OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008

February 2, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:

Oppenheimer Integrity Funds, on behalf of its series,

Oppenheimer Preferred Securities and Income Fund
Post-Effective Amendment No. 72 under the Securities Act
and Amendment No. 73 under the Investment Company Act
File Nos. 2-76547; 811-03420

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Preferred Securities and Income Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 72 under the Securities Act and Amendment No. 73 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No. 68 to the Registration Statement. This filing is being made to include (i) expense information; (ii) a copy of a signed Independent Registered Public Accounting Firm’s consent, and (iii) other non-material changes permitted by Rule 485(b) under the Securities Act.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Securities and Exchange Commission (the “Commission”) that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective February 5, 2018, as indicated on the facing page. This filing also includes, under separate letter, our response addressing the comments of the Commission staff.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Adrienne M. Ruffle
Senior Associate General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-5231
aruffle@ofiglobal.com

Sincerely,
/s/ Adrienne M. Ruffle
Adrienne M. Ruffle Senior Associate General Counsel

cc:	Paulita Pike, Esq. KPMG LLP Gloria LaFond